Exception Grades
Run Date - 7/7/2026 3:25:56 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
xxxx	2	xxxx		35245706			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for non-warrantable condo with insufficient HOA reserves. Exception to grant transaction when HOA has less than [redacted]% in reserves.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.	Over [redacted] months reserves vs the minimum of [redacted] Experienced investor	Originator Pre-Close,SitusAMC	Reviewer Comment (2025-10-28): Client elects to down grade and waive using compensating factors Over [redacted] months reserves vs the minimum of [redacted] Experienced investor			10/28/2025	No	2	B	B	B	B	B	B	B	B	B	B		XX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
xxxx	2	xxxx		35245708			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Current vesting on title is, [redacted], which is not the borrower. Missing documentation to confirm ownership.				Reviewer Comment (2025-10-30): Quit-Claim deed provided. [redacted] Buyer Comment (2025-10-29): please see uploaded quit claim from [redacted], back to the borrower which was uploaded with the original pkg.	10/30/2025			No	1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
xxxx	4	xxxx		36644001			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1						Reviewer Comment (2026-05-20): Received final HUD. condition cleared. Buyer Comment (2026-05-19): Please see the attached Alta	05/20/2026			No	1	D	A	D	A	D	A	D	A	D	A		XX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
xxxx	4	xxxx		36644002			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.						Reviewer Comment (2026-05-20): Received final HUD. Condition cleared. Buyer Comment (2026-05-19): Please see the attached Alta	05/20/2026			No	1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
xxxx	5	xxxx		36644018			Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		Missing CDA as required per guides.				Reviewer Comment (2026-05-12): Received CDA report. Exception Cleared. Seller Comment (2026-05-11): Please see attached CDA to clear condition	05/12/2026			No	1		A		A		A		A		A		XX	Primary	Purchase		A	A	A	A	A	A	A	A	Non QM	Non QM	No
xxxx	6	xxxx		36644030			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2026-05-22): Received Final title.	05/22/2026			No	1	A	A	A	A	A	A	A	A	A	A		XX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxx	6	xxxx		36644031			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage Statement missing for the property to verify the [redacted] Loan.				Reviewer Comment (2026-05-28): Received first payment letter. Exception cleared. Buyer Comment (2026-05-27): Good morning, I know the payment letter was uploaded yesterday, but if you can please provide status on clearing the condition, that will be appreciated. Thank you Buyer Comment (2026-05-26): Please see the attached payment letter Reviewer Comment (2026-05-22): Final 1003 shows there is a [redacted] loan on this property. Please provide the closing disclosure from new loan. Buyer Comment (2026-05-20): Please see the attached mortgage statement for [redacted]	05/28/2026			No	1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxx	6	xxxx		36644033			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title commitment reflects an additional mortgage in the amount of $[redacted] however, the closing statement does not reflect a payoff. Evidence that the entire additional mortgage is paid off and/or will not have impact on final title policy is missing.				Reviewer Comment (2026-05-22): Received Final title with other mortgage removed. Buyer Comment (2026-05-20): Please see the Final Title Policy with the additional mortgage removed. Reviewer Comment (2026-05-19): Material credit exception. Due to [redacted] overlays.	05/22/2026			No	1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
xxxx	7	xxxx		36644046			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2026-06-04): Received final title policy. Condition cleared.	06/04/2026			No	1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxx	7	xxxx		36644049			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		The title commitment reflects a judgment (Sched [redacted]). Evidence that the judgment has been paid or cleared from title is not provided.				Reviewer Comment (2026-06-04): Received final title policy. Condition cleared. Reviewer Comment (2026-05-20): Loans with material credit exceptions. Based on [redacted] overlays.	06/04/2026			No	1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No